Debt - Summary of Components of Debt (Parenthetical) (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Debt discount, net of accumulated amortization	$ 785	$ 546	$ 89
Deferred financing fees, net of accumulated amortization	$ 356	$ 248	$ 29